Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2022 £ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 £ / shares shares	Dec. 31, 2021 $ / shares shares
Ordinary shares, par value | (per share)	£ 0.001	$ 0.001	£ 0.001	$ 0.001
Ordinary shares, shares authorized	40,932,727	40,932,727	40,603,489	40,603,489
Ordinary shares, shares issued	40,932,727	40,932,727	40,603,489	40,603,489
Ordinary shares, shares outstanding	40,932,727	40,932,727	40,603,489	40,603,489
Deferred shares, par value | £ / shares	£ 92,451.851		£ 92,451.851
Deferred shares, shares authorized	1	1	1	1
Deferred shares, shares issued	1	1	1	1
Deferred shares, shares outstanding	1	1	1	1